Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Profit before tax	£ 1,173	£ 993
Adjustments for:
Non-cash items included in profit:	1,407	698
Change in operating assets	8,163	(4,748)
Change in operating liabilities	(8,074)	(8,081)
Corporation taxes paid	(296)	(222)
Effects of exchange rate differences	(1,340)	1,703
Net cash flows from operating activities	1,033	(9,657)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(241)	(264)
Proceeds from sale of property, plant and equipment and intangible assets	78	103
Purchase of financial assets at amortised cost and financial assets at FVOCI	(3,417)	(1,146)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	2,088	2,421
Net cash flows from investing activities	(1,492)	1,114
Cash flows from financing activities
Issue of other equity instruments	0	750
Issue of debt securities and subordinated notes	3,353	5,352
Issuance costs of debt securities and subordinated notes	(10)	(10)
Repayment of debt securities and subordinated notes	(3,097)	(3,138)
Disposal of non-controlling interests	0	(235)
Repurchase of other equity instruments	0	(750)
Dividends paid on ordinary shares	(414)	(397)
Dividends paid on other equity instruments	(67)	(76)
Dividends paid on non-controlling interests	0	(17)
Principal elements of lease payments	(35)	(33)
Net cash flows from financing activities	(270)	1,446
Change in cash and cash equivalents	(729)	(7,097)
Cash and cash equivalents at beginning of the period	48,945	51,787
Effects of exchange rate changes on cash and cash equivalents	(199)	38
Cash and cash equivalents at the end of the period	48,017	44,728
Cash and cash equivalents consist of:
Cash and balances at central banks	42,523	45,172
Less: restricted balances	(2,095)	(2,154)
Cash and bank balances at central banks less regulatory minimum cash balances	40,428	43,018
Other cash equivalents: Loans and advances to banks - Non trading	940	829
Other cash equivalents: Reverse repurchase agreements	6,649	881
Cash and cash equivalents at the end of the period	£ 48,017	£ 44,728